Related party transactions and balances - Schedule of Transactions with related parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related party transactions and balances
Payments made by board members on behalf of the Group		$ 526,092
Loan from shareholder		131,523
Repayment made to board members.	$ 131,523	394,569
Settlement of loan from shareholder		$ 131,523
Private Placement
Related party transactions and balances
Group financing through private placement	$ 450,000